COLUMBIA FUNDS SERIES TRUST
                     Registration Nos. 333-89661; 811-09645

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(j)


     The undersigned hereby certifies on behalf of Columbia Funds Series Trust (the "Trust") that the form of Prospectus and Statement of Additional Information for the series of the Trust identified on Schedule I that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 69 under the 1933 Act and Amendment No. 70 under the 1940 Act, the text of which was filed electronically on August 1, 2008.

     IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 5th day of August, 2008.


                                                   COLUMBIA FUNDS SERIES TRUST



                                                    /s/ Peter T. Fariel
                                                   ____________________________
                                                    Peter T. Fariel
                                                    Assistant Secretary

                                   Schedule I


Columbia Daily Cash Reserves